United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: Six months ended 03/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2016
Share Class	Ticker
Institutional	FGFIX
Service	FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2016, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	54.3%
Non-Agency Mortgage-Backed Securities	14.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	12.6%
Agency Risk Transfer Securities	8.8%
Asset-Backed Securities	5.8%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
Adjustable Rate Mortgages	0.1%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalent[4]	2.1%
Repurchase Agreements—Collateral[5]	11.7%
Other Assets and Liabilities—Net[6]	(11.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—54.0%
		Federal Home Loan Mortgage Corporation—32.2%
$1,972,691		3.000%, 11/1/2045	$2,021,811
25,510,237	[1]	3.500%, 4/1/2042 - 4/1/2046	26,753,460
6,450,660		4.000%, 7/1/2019 - 12/1/2041	6,904,129
6,448,023		4.500%, 11/1/2018 - 9/1/2040	6,984,061
4,316,248		5.000%, 7/1/2019 - 10/1/2039	4,747,985
3,098,886		5.500%, 8/1/2016 - 10/1/2039	3,468,856
1,652,754		6.000%, 7/1/2021 - 7/1/2037	1,888,128
215,600		7.500%, 1/1/2027 - 2/1/2031	258,405
		TOTAL	53,026,835
		Federal National Mortgage Association—18.1%
1,457,386		3.500%, 8/1/2020 - 6/1/2032	1,544,694
10,759,863		4.000%, 1/1/2025 - 4/1/2042	11,557,941
7,814,325		4.500%, 5/1/2018 - 2/1/2042	8,519,179
2,358,511		5.000%, 12/1/2017 - 7/1/2040	2,591,637
2,537,014		5.500%, 8/1/2019 - 4/1/2036	2,853,080
1,947,466		6.000%, 2/1/2026 - 10/1/2037	2,243,354
264,309		6.500%, 7/1/2029 - 8/1/2034	309,489
32,263		7.000%, 6/1/2016 - 2/1/2030	37,786
6,362		8.000%, 12/1/2026	7,682
		TOTAL	29,664,842
		Government National Mortgage Association—3.7%
2,500,000	[1]	3.500%, 4/20/2046	2,643,000
990,231		4.500%, 10/15/2039	1,077,959
1,474,908		5.000%, 1/15/2023 - 9/20/2039	1,636,775
468,021		5.500%, 11/20/2034 - 5/15/2038	525,929
61,650		7.000%, 9/15/2028 - 11/15/2031	74,325
126,998		8.000%, 10/15/2030 - 11/15/2030	156,992
		TOTAL	6,114,980
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $84,643,596)	88,806,657
		COLLATERALIZED MORTGAGE OBLIGATIONS—14.7%
		Federal Home Loan Mortgage Corporation—0.0%
36,905		REMIC 2497 NE, 5.000%, 9/15/2017	37,729
		Federal National Mortgage Association—0.3%
83,623		REMIC 1999-13 PH, 6.000%, 4/25/2029	94,852
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Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$20,621		REMIC 321 2, 6.500%, 4/25/2032	$4,718
598,400		REMIC 356 23, 6.500%, 12/25/2034	117,956
691,892		REMIC 356 24, 6.500%, 9/25/2035	136,043
582,384		REMIC 368 27, 6.500%, 11/25/2035	108,988
		TOTAL	462,557
		Non-Agency Mortgage-Backed Securities—14.4%
950,328		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	954,620
705,829		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	644,920
222,144		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	176,548
605,209	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	604,070
3,079,529	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,100,771
1,971,042	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	1,889,033
2,012,314	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,081,435
1,364,808	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,408,405
209,741		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	204,657
567,066		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	520,268
17,265	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	14,634
508,741		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	518,158
1,218,133		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,150,770
1,452,603		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,361,759
2,725,838		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,582,058
1,928,074		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,949,867
785,933	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	809,121
2,381,463	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,458,963
837,284		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	680,106
484,061		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	496,256
		TOTAL	23,606,419
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,808,383)	24,106,705
		AGENCY RISK TRANSFER SECURITIES—8.8%
1,500,000		Connecticut Avenue Securities Floating Rate Note, 3.033%, 5/25/2024	1,351,219
1,500,000		Connecticut Avenue Securities Floating Rate Note, 3.433%, 7/25/2024	1,368,132
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Principal Amount			Value
		AGENCY RISK TRANSFER SECURITIES—continued
$1,500,000		Connecticut Avenue Securities Floating Rate Note, 5.333%, 11/25/2024	$1,507,431
1,500,000		Connecticut Avenue Securities, Class M2, 4.833%, 1/25/2024	1,495,794
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.033%, 4/25/2024	1,405,802
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.433%, 8/25/2024	1,462,378
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.683%, 11/25/2023	1,478,174
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.933%, 2/25/2024	1,476,367
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.983%, 10/25/2024	1,487,680
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 5.133%, 3/25/2028	1,429,721
		TOTAL	14,462,698
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $14,828,789)	14,462,698
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.0%
44,496		2.215%, 7/1/2035	46,730
		Federal National Mortgage Association ARM—0.1%
119,379		1.972%, 7/1/2034	124,659
57,302		2.550%, 2/1/2036	60,899
		TOTAL	185,558
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $220,501)	232,288
		ASSET-BACKED SECURITIES—5.8%
		Auto Receivables—4.3%
1,120,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	1,112,183
1,100,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,081,249
2,000,000		Hyundai Auto Receivables Trust 2015-A, Class D, 2.730%, 6/15/2021	2,016,673
1,680,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	1,668,969
1,220,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,230,489
		TOTAL	7,109,563
		Equipment Lease—0.9%
350,000	[2,3]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	352,125
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Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$1,130,000	[2,3]	Volvo Financial Equipment LLC 2015-1A, Class C, 2.420%, 11/15/2022	$1,127,860
		TOTAL	1,479,985
		Other—0.6%
968,979	[2,3]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	974,743
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,553,236)	9,564,291
		COMMERCIAL MORTGAGE-BACKED SECURITIES—14.5%
		Agency Commercial Mortgage-Backed Securities—12.6%
2,535,000	[2,3]	FREMF Mortgage Trust 2010-K6, 5.361%, 12/25/2046	2,764,515
2,825,000	[2,3]	FREMF Mortgage Trust 2011-K12, 4.344%, 1/25/2046	2,969,713
1,620,000	[2,3]	FREMF Mortgage Trust 2012-K20, 3.869%, 5/25/2045	1,655,424
1,500,000	[2,3]	FREMF Mortgage Trust 2012-K22, 3.812%, 8/25/2045	1,507,400
1,605,000	[2,3]	FREMF Mortgage Trust 2012-K711, 3.562%, 8/25/2045	1,622,818
1,180,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	1,173,078
1,750,000	[2,3]	FREMF Mortgage Trust 2013-K30, 3.667%, 6/25/2045	1,705,333
1,060,000	[2,3]	FREMF Mortgage Trust 2013-K712, 3.369%, 5/25/2045	1,063,103
1,934,624	[2,3]	FREMF Mortgage Trust 2014-K715, 3.981%, 2/25/2046	1,964,722
2,000,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	1,999,399
1,500,000	[2,3]	FREMF Mortgage Trust 2015-K45, 3.714%, 4/25/2048	1,287,961
1,200,000	[2,3]	FREMF Mortgage Trust 2015-K49, 3.848%, 10/25/2048	1,005,613
		TOTAL	20,719,079
		Non-Agency Commercial Mortgage-Backed Securities—1.9%
3,000,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	3,090,117
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $24,087,923)	23,809,196
		REPURCHASE AGREEMENT—13.8%
$22,767,000	[5]	Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $566,504,878. (AT COST)	22,767,000
		TOTAL INVESTMENTS—111.7% (IDENTIFIED COST $180,909,428)[6]	183,748,835
		OTHER ASSETS AND LIABILITIES - NET—(11.7)%[7]	(19,213,841)
		TOTAL NET ASSETS—100%	$164,534,994
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At March 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Ultra Bond Long Futures	10	$1,725,313	June 2016	$6,226
[8]United States Treasury Notes 5-Year Short Futures	100	$12,116,406	June 2016	$(41,554)
[8]United States Treasury Notes 10-Year Short Futures	20	$2,607,813	June 2016	$(21,297)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(56,625)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $35,540,239, which represented 21.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2016, these liquid restricted securities amounted to $35,525,605, which represented 21.6% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	The cost of investments for federal tax purposes amounts to $180,786,600.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2016.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$88,806,657	$—	$88,806,657
Collateralized Mortgage Obligations	—	24,092,071	14,634	24,106,705
Agency Risk Transfer Securities	—	14,462,698	—	14,462,698
Adjustable Rate Mortgages	—	232,288	—	232,288
Asset-Backed Securities	—	9,564,291	—	9,564,291
Commercial Mortgage-Backed Securities	—	23,809,196	—	23,809,196
Repurchase Agreement	—	22,767,000	—	22,767,000
TOTAL SECURITIES	$—	$183,734,201	$14,634	$183,748,835
OTHER FINANCIAL INSTRUMENTS*
Assets	$6,226	$—	$—	$6,226
Liabilities	(62,851)	—	—	(62,851)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(56,625)	$—	$—	$(56,625)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.71	$9.65	$9.60	$10.03	$9.98	$9.97
Income From Investment Operations:
Net investment income	0.14	0.27	0.28	0.24[1]	0.29[1]	0.34[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	0.06	0.05	(0.40)	0.11	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.33	0.33	(0.16)	0.40	0.43
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.28)	(0.27)	(0.35)	(0.42)
Net Asset Value, End of Period	$9.69	$9.71	$9.65	$9.60	$10.03	$9.98
Total Return[2]	1.29%	3.46%	3.45%	(1.58)%	4.10%	4.39%
Ratios to Average Net Assets:
Net expenses	0.49%[3]	0.49%	0.48%	0.40%	0.38%	0.35%
Net investment income	2.81%[3]	2.71%	2.76%	2.47%	2.95%	3.41%
Expense waiver/reimbursement[4]	0.19%[3]	0.16%	0.16%	0.22%	0.21%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$149,628	$132,127	$150,646	$175,969	$221,088	$265,567
Portfolio turnover	88%	71%	40%	164%	227%	222%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	25%	62%	8%	64%	64%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.71	$9.65	$9.60	$10.03	$9.98	$9.97
Income From Investment Operations:
Net investment income	0.12	0.24	0.25	0.21[1]	0.26[1]	0.31[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	0.06	0.05	(0.40)	0.11	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.30	0.30	(0.19)	0.37	0.40
Less Distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.25)	(0.24)	(0.32)	(0.39)
Net Asset Value, End of Period	$9.68	$9.71	$9.65	$9.60	$10.03	$9.98
Total Return[2]	1.03%	3.15%	3.15%	(1.87)%	3.79%	4.08%
Ratios to Average Net Assets:
Net expenses	0.79%[3]	0.79%	0.78%	0.70%	0.68%	0.65%
Net investment income	2.51%[3]	2.38%	2.45%	2.17%	2.65%	3.11%
Expense waiver/reimbursement[4]	0.39%[3]	0.34%	0.34%	0.39%	0.39%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,907	$17,893	$34,579	$40,329	$49,665	$53,023
Portfolio turnover	88%	71%	40%	164%	227%	222%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	25%	62%	8%	64%	64%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
March 31, 2016 (unaudited)
Assets:
Total investment in securities, at value (identified cost $180,909,428)		$183,748,835
Restricted cash (Note 2)		133,882
Income receivable		442,140
Receivable for investments sold		5,272
Receivable for shares sold		167,399
TOTAL ASSETS		184,497,528
Liabilities:
Payable for investments purchased	$19,314,144
Payable for shares redeemed	419,750
Bank overdraft	6,029
Payable for daily variation margin on futures contracts	56,304
Income distribution payable	143,894
Payable to adviser (Note 5)	1,024
Payable for distribution services fee (Note 5)	611
Payable for other service fees (Notes 2 and 5)	2,953
Accrued expenses (Note 5)	17,825
TOTAL LIABILITIES		19,962,534
Net assets for 16,985,963 shares outstanding		$164,534,994
Net Assets Consist of:
Paid-in capital		$167,737,748
Net unrealized appreciation of investments and futures contracts		2,782,782
Accumulated net realized loss on investments and futures contracts		(5,875,161)
Distributions in excess of net investment income		(110,375)
TOTAL NET ASSETS		$164,534,994
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$149,628,336 ÷ 15,446,334 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized		$9.69
Service Shares:
$14,906,658 ÷ 1,539,629 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized		$9.68
See Notes which are an integral part of the Financial Statements
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10

Statement of Operations
Six Months Ended March 31, 2016 (unaudited)
Investment Income:
Interest			$2,503,960
Expenses:
Investment adviser fee (Note 5)		$303,449
Administrative fee (Note 5)		59,337
Custodian fees		10,274
Transfer agent fee		32,209
Directors'/Trustees' fees (Note 5)		1,919
Auditing fees		15,335
Legal fees		3,611
Portfolio accounting fees		53,804
Distribution services fee (Note 5)		20,666
Other service fees (Notes 2 and 5)		20,667
Share registration costs		17,632
Printing and postage		10,252
Taxes		5,700
Miscellaneous (Note 5)		3,022
TOTAL EXPENSES		557,877
Waivers (Note 5):
Waiver of investment adviser fee	$(141,104)
Waiver of other operating expenses	(16,553)
TOTAL WAIVERS		(157,657)
Net expenses			400,220
Net investment income			2,103,740
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			212,554
Net realized gain on futures contracts			166,405
Net change in unrealized depreciation of investments			(572,694)
Net change in unrealized appreciation of futures contracts			(56,625)
Net realized and unrealized loss on investments and futures contracts			(250,360)
Change in net assets resulting from operations			$1,853,380
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2016	Year Ended 9/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,103,740	$4,649,969
Net realized gain on investments and futures contracts	378,959	987,713
Net change in unrealized appreciation/depreciation of investments and futures contracts	(629,319)	386,940
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,853,380	6,024,622
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,011,554)	(4,089,085)
Service Shares	(220,725)	(682,075)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,232,279)	(4,771,160)
Share Transactions:
Proceeds from sale of shares	36,021,497	56,073,483
Net asset value of shares issued to shareholders in payment of distributions declared	1,376,731	3,150,261
Cost of shares redeemed	(22,504,158)	(95,681,987)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,894,070	(36,458,243)
Change in net assets	14,515,171	(35,204,781)
Net Assets:
Beginning of period	150,019,823	185,224,604
End of period (including undistributed (distributions in excess of) net investment income of $(110,375) and $18,164, respectively)	$164,534,994	$150,019,823
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2016 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Management Investment Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursements of $157,657 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$20,667
For the six months ended March 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the
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specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$14,596	$14,634
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,597,875 and $6,730,223, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2016, the Fund had no outstanding written option contracts.
The average market value of purchase options held by the Fund throughout the period was $1,256. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815	Payable for daily variation margin on futures contracts	$56,625*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts	Total
Interest rate contracts	$166,405	(71,210)	$95,195

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(56,625)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,638,904	$35,095,950	5,302,099	$51,587,403
Shares issued to shareholders in payment of distributions declared	127,247	1,228,016	292,697	2,850,190
Shares redeemed	(1,920,361)	(18,512,211)	(7,603,664)	(73,946,870)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,845,790	$17,811,755	(2,008,868)	$(19,509,277)

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	95,934	$925,547	460,528	$4,486,080
Shares issued to shareholders in payment of distributions declared	15,418	148,715	30,831	300,071
Shares redeemed	(414,472)	(3,991,947)	(2,231,799)	(21,735,117)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(303,120)	$(2,917,685)	(1,740,440)	$(16,948,966)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,542,670	$14,894,070	(3,749,308)	$(36,458,243)
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4. FEDERAL TAX INFORMATION
At March 31, 2016, the cost of investments for federal tax purposes was $180,786,600. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,962,235. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,675,224 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,712,989.
At September 30, 2015, the Fund had a capital loss carryforward of $6,422,452 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$136,455	$—	$136,455
2016	$1,771,734	NA	$1,771,734
2018	$4,514,263	NA	$4,514,263
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the Adviser voluntarily waived $141,104 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$20,666	$(16,553)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2016, FSC retained $4,113 of fees paid by the Fund.
Other Service Fees
For the six months ended March 31, 2016, FSSC received $219 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2016; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2016, were as follows:
Purchases	$21,083,373
Sales	$3,428,136
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,012.90	$2.47
Service Shares	$1,000	$1,010.30	$3.97
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.55	$2.48
Service Shares	$1,000	$1,021.05	$3.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Service Shares	0.79%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
26

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
27

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
28

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report
29

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
G02367-01 (5/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2016
Share Class	Ticker
A	FULAX
Institutional	FULIX
Service	FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2015 through March 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	49.2%
Corporate Debt Securities	33.2%
Collateralized Mortgage Obligations	8.0%
Floating Rate Loans	1.7%
Municipal Bond	0.9%
Mortgage-Backed Securities[3]	0.4%
Trade Finance Agreements	0.2%
Commercial Mortgage-Backed Securities[4]	0.0%
Foreign Government Securities[4]	0.0%
Other Security Types[5]	4.8%
Cash Equivalents[6]	2.0%
Other Assets and Liabilities—Net[7]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Types consist of commercial paper, common stocks and an exchange-traded fund.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal National Mortgage Association—0.2%
$759,070		FNMA ARM 544848, 2.479%, 4/01/2030	$772,762
1,562,656		FNMA ARM 544872, 2.800%, 7/01/2034	1,649,162
336,405		FNMA ARM 556379, 1.722%, 5/01/2040	340,384
1,563,085		FNMA ARM 618128, 1.894%, 8/01/2033	1,601,378
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,278,515)	4,363,686
		ASSET-BACKED SECURITIES—49.2%
		Auto Receivables—24.1%
6,451,318	[1,2]	ARI Fleet Lease Trust 2012-B, Class A, 0.736%, 1/15/2021	6,450,076
2,650,400	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	2,649,565
1,776,063	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	1,773,849
9,500,000	[1,2]	ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	9,497,127
2,743,512		Ally Auto Receivables Trust 2014-SN2, Class A2B, 0.732%, 3/20/2017	2,744,086
9,000,000		Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	9,005,774
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.956%, 9/15/2018	4,753,571
10,000,000		Ally Master Owner Trust 2014-5, Class A1, 0.926%, 10/15/2019	9,971,449
118,703	[1,2]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	118,684
8,980,145		AmeriCredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	8,982,344
79,168		AmeriCredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	79,176
7,000,000		AmeriCredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,048,769
4,927,960		AmeriCredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	4,928,237
6,000,000		AmeriCredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	5,980,011
7,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	6,936,855
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,592,569
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,016,331
15,000,000		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 9/20/2018	15,023,692
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,991,079
13,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	13,001,583
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$521,019	[1,2]	Bank of The West Auto Trust 2014-1, Class A2, 0.69%, 7/17/2017	$521,018
4,000,000	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	3,999,300
3,935,000	[1,2]	CNH Wholesale Master Note Trust 2013-2A, Class B, 1.336%, 8/15/2019	3,936,422
4,941,439		California Republic Auto Receivables Trust 2015-2, Class A2, 0.88%, 2/15/2018	4,938,992
3,850,000	[1,2]	California Republic Auto Receivables Trust 2015-4, Class A2, 1.60%, 9/17/2018	3,862,891
930,340	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.691%, 4/7/2024	935,773
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.991%, 5/7/2024	3,601,669
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.291%, 5/7/2024	2,501,280
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.441%, 1/7/2025	3,001,070
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.841%, 1/7/2025	4,001,487
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.941%, 1/7/2025	2,503,144
4,116,121	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.861%, 3/7/2026	4,114,603
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 1.241%, 3/7/2026	4,342,286
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.641%, 3/7/2026	1,736,760
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 1.991%, 3/7/2026	2,656,623
14,605,379	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 0.941%, 2/7/2027	14,560,267
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.391%, 2/7/2027	2,999,942
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 1.891%, 2/7/2027	2,534,402
3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 2.191%, 2/7/2027	3,606,524
733,302	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	733,396
1,173,483	[1,2]	Drive Auto Receivables Trust 2015-BA, Class A2B, 1.036%, 12/15/2017	1,173,400
10,220,000	[1,2]	Drive Auto Receivables Trust 2015-D, Class B, 2.59%, 12/16/2019	10,294,021
7,500,000	[1,2]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	7,536,820
11,000,000	[1,2]	Enterprise Fleet Financing LLC 20016-1 A2, Class A2, 1.83%, 9/20/2021	10,985,125
1,319,789	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	1,318,689
1,691,154	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	1,685,507
8,854,706	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	8,813,036
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,482,506
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,736,808
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	10,168,448
20,000,000		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	19,928,505
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,007,232
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,515,144
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$10,000,000		GM Financial Automobile Leasing Trust 2015-3, Class A2A, 1.17%, 6/20/2018	$9,992,080
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,687,043
6,500,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57, 5/15/2020	6,442,235
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,499,592
8,885,910	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.842%, 4/10/2028	8,890,307
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,799,707
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,009,319
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,165,313
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	9,992,706
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	10,073,759
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	3,999,544
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	7,999,846
10,375,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 1.086%, 5/15/2018	10,374,103
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,519,381
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	5,013,863
10,000,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	10,002,085
9,140,000		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	9,170,064
3,456,267	[1,2]	Motor PLC 2014-1A, Class A1, 0.913%, 8/25/2021	3,453,979
12,750,000	[1,2]	Motor PLC 2015-1A, Class A1, 1.033%, 6/25/2022	12,745,754
6,300,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class A, 1.183%, 10/25/2019	6,274,520
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class B, 1.433%, 10/25/2019	4,000,548
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class C, 1.933%, 10/25/2019	4,005,032
4,610,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class D, 2.733%, 10/25/2019	4,618,361
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	14,931,693
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust, Class A, 1.92%, 10/15/2019	14,867,184
16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	15,989,814
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,809,033
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	$10,013,782
3,413,854	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.688%, 3/14/2018	3,419,981
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 1.138%, 8/14/2018	3,995,276
9,808,240		SMART Series 2013-1US Trust, Class A4B, 0.938%, 10/14/2018	9,781,563
11,000,000		Santander Drive Auto Receivable Trust 2016-1, Class B, 2.47%, 12/15/2020	10,987,021
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,142,702
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,726,206
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,030,748
5,570,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	5,627,437
5,000,000		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	5,007,848
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,025,792
11,740,000		Santander Drive Auto Receivables Trust 2015-5, Class A3, 1.58%, 9/16/2019	11,742,899
12,810,517		Smart Trust 2013-2US, Class A4B, 0.988%, 2/14/2019	12,774,497
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	7,000,993
7,000,000		World Omni Auto Receivables Trust 2013-A, Class B, 1.13%, 3/16/2020	6,986,869
8,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	8,001,700
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,511,048
		TOTAL	644,381,144
		Credit Card—11.5%
14,500,000		American Express Credit Account Master 2013-1, Class B, 1.136%, 2/16/2021	14,505,279
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 1.236%, 5/15/2020	25,118,011
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 0.886%, 5/15/2020	9,054,877
18,834,000		American Express Issuance Trust II 2013-1, Class C, 1.131%, 2/15/2019	18,770,690
3,111,000		American Express Issuance Trust II 2013-2, Class B, 1.136%, 8/15/2019	3,103,450
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.816%, 6/15/2021	16,989,019
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 0.766%, 6/15/2020	$12,233,735
7,825,000		Barclays Dryrock Issuance Trust 2014-4, Class A, 0.826%, 9/15/2020	7,809,735
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 0.796%, 6/15/2022	17,208,842
7,700,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.166%, 1/18/2022	7,655,000
6,000,000	[1,2]	Cards II Trust, Class A, 0.956%, 7/15/2020	5,989,917
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.686%, 4/15/2019	13,139,568
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.806%, 4/15/2021	14,972,666
10,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	10,627,595
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.712%, 5/26/2020	15,481,324
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.886%, 4/15/2021	13,476,693
11,829,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.866%, 7/15/2021	11,846,774
9,000,000		Discover Card Execution Note Trust 2016-A1, Class A1, 1.64%, 7/15/2021	9,054,813
18,000,000		DryRock Issuance Trust 2014-1, Class A, 0.796%, 12/16/2019	17,995,241
10,000,000		First National Master Note Trust 2015-1, Class A, 1.206%, 9/15/2020	10,018,876
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.866%, 9/15/2018	6,998,915
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.886%, 3/15/2021	20,358,589
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,585,065
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	5,996,552
4,850,000	[1,2]	Penarth Master Issuer 2015-1A, Class A1, 0.840%, 3/18/2019	4,842,323
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.236%, 6/17/2019	8,007,184
		TOTAL	306,840,733
		Equipment Lease—4.5%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,608,899
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	5,997,069
6,650,000	[1,2]	CLI Funding LLC 2013-1A, Class NOTE, 2.83%, 3/18/2028	6,364,743
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,298,286
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,604,480
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,496,294
2,658,986		CNH Equipment Trust 2014-C, Class A2, 0.63%, 12/15/2017	2,657,386
5,000,000	[1,2]	Dell Equipment Finance Trust 2014-1, Class C, 1.80%, 6/22/2020	5,001,713
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$15,000,000	[1,2]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	$15,076,358
4,800,000	[1,2]	GE Equipment Small Ticket LLC Series 2013-1A, Class A4, 1.39%, 7/24/2020	4,800,246
5,000,000	[1,2]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	4,984,390
2,048,260	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,050,482
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,200,292
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,001,220
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,114,909
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,373,253
4,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,124,900
6,125,000	[1,2]	Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	6,111,666
3,294,118	[1,2]	Kubota Credit Owner Trust 2015-1A, Class A2, 0.94%, 12/15/2017	3,289,742
4,554,374	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	4,554,883
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,909,371
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,264,902
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,527,988
5,500,000	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	5,542,515
3,990,000	[1,2]	Volvo Financial Equipment LLC, Series 2013-1, Class C, 1.62%, 8/17/2020	3,991,712
503,132	[1,2]	Volvo Financial Equipment LLC, Series 2013-1A, Class A3, 0.74%, 3/15/2017	503,123
		TOTAL	119,450,822
		Home Equity Loan—0.2%
4,080,272		Carrington Mortgage Loan Trust, Class A3, 0.613%, 2/25/2036	3,982,372
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 1.173%, 8/25/2034	25,369
125,158		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.453%, 11/25/2034	112,941
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	26,929
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 1.093%, 2/25/2035	153,440
327,919	[1,2]	Quest Trust 2004-X1, Class A, 1.096%, 3/25/2034	328,310
1,373,500		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,375,627
38,573		Residential Asset Securities Corporation 2003-KS6, Class A2, 1.033%, 8/25/2033	38,042
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	$0
		TOTAL	6,043,030
		Manufactured Housing—0.0%
24,584		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	24,511
		Other—8.7%
2,289,035	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.748%, 6/14/2037	2,245,760
744,468	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.701%, 5/10/2032	737,309
2,389,510	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.419%, 2/25/2043	2,355,089
15,000,000	[1,3]	Carlyle Global Market Strategies, Class A, 2.522%, 10/15/2021	14,700,000
6,062,822		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.113%, 10/25/2035	5,908,020
556,966	[1,2]	Navient Student Loan Trust 2014-AA, Class A1, 0.916%, 5/16/2022	556,539
6,600,782		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.469%, 10/25/2025	6,578,471
5,266,746		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.933%, 10/25/2028	5,141,608
2,623,011		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	2,622,255
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 1.036%, 2/15/2019	14,067,601
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.386%, 2/15/2019	5,985,018
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 1.036%, 10/15/2019	12,890,817
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.286%, 10/15/2019	2,994,075
5,650,000	[1,2]	PFS Financing Corp. 2016-A, Class A, 1.636%, 2/18/2020	5,650,475
9,000,000	[1,2]	PFS Financing Corp. 2016-A, Class B, 2.186%, 2/18/2020	8,996,926
14,709,594	[1,2]	SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	15,000,863
14,559,309	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.686%, 5/16/2044	15,029,825
5,161,900		SLM Student Loan Trust 2011-1, Class A1, 0.953%, 3/25/2026	5,104,843
7,963,231		SLM Student Loan Trust 2011-2, Class A1, 1.033%, 11/25/2027	7,856,864
456,134	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.436%, 10/15/2024	456,332
1,586,226	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.836%, 8/15/2025	1,586,203
4,665,345	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.536%, 8/15/2023	4,664,403
5,210,000	[1,2]	SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	5,336,496
2,433,496	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 1.186%, 10/16/2023	2,433,809
6,100,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.486%, 5/17/2027	6,075,480
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,990,530
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$5,610,295	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.086%, 7/15/2022	$5,601,602
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,899,923
1,008,334	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.286%, 2/15/2022	1,008,467
11,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.836%, 10/15/2031	10,948,444
11,000,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.577%, 1/15/2026	10,960,649
1,665,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.536%, 6/17/2030	1,655,163
855,939	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	863,282
10,153,944	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	10,236,819
4,568,044	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	4,595,217
964,970	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	967,064
2,379,625	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	2,389,073
800,812	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 2.033%, 6/25/2025	801,395
2,724,976	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 1.683%, 8/25/2032	2,685,268
6,818,957	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.633%, 3/25/2033	6,674,973
732,721		South Texas Higher Education Authority, Class A1, 1.125%, 10/1/2020	731,340
		TOTAL	231,984,290
		Rate Reduction Bond—0.2%
5,870,236		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	6,481,040
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,318,758,635)	1,315,205,570
		CORPORATE BONDS—31.9%
		Basic Industry - Metals & Mining—0.5%
3,500,000	[1,2]	Anglo American Capital PLC, Floating Rate Note - Sr. Note, Series 144A, 1.572%, 4/15/2016	3,487,463
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note - Sr. Note, 0.879%, 9/30/2016	997,004
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,005,624
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note - Sr. Note, 1.482%, 6/17/2016	4,749,739
		TOTAL	13,239,830
		Capital Goods - Building Materials—0.1%
3,946,000		Masco Corp., Sr. Unsecd. Note, 6.125%, 10/3/2016	4,046,623
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,515,557
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	$10,007,980
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	1,320,573
		TOTAL	13,844,110
		Communications - Cable & Satellite—0.4%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,908,496
		Communications - Media & Entertainment—1.1%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,098,715
5,000,000		CBS Corp., 2.30%, 8/15/2019	5,056,715
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,222,418
1,870,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 2.50%, 8/15/2018	1,896,261
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,763,706
10,000,000		Walt Disney Co., Floating Rate Note - Sr. Note, Series GMTN, 0.946%, 5/30/2019	9,962,790
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.940%, 1/8/2019	5,004,710
		TOTAL	30,005,315
		Communications - Telecom Wireless—0.6%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.632%, 9/12/2016	8,577,168
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,297,885
		TOTAL	15,875,053
		Communications - Telecom Wirelines—0.9%
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,663,390
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,212,624
7,000,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.412%, 6/17/2019	6,986,630
3,680,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, 2.382%, 9/14/2018	3,765,284
		TOTAL	24,627,928
		Consumer Cyclical - Automotive—3.6%
1,265,000		American Honda Finance Corp., Floating Rate Note - Sr. Note, 1.117%, 10/7/2016	1,267,729
6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note - Sr. Note, Series 144A, 1.010%, 5/26/2016	6,004,428
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	4,025,720
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 0.758%, 9/2/2016	5,002,435
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, Series 144A, 0.985%, 3/10/2017	$6,970,110
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, Series 144A, 1.476%, 8/1/2018	7,725,526
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 0.956%, 8/1/2017	8,948,367
10,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, Series MTN, 2.200%, 1/8/2019	9,990,120
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.682%, 1/15/2019	9,953,310
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	6,011,292
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.330%, 9/26/2016	8,509,392
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	7,107,814
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note - Sr. Note, Series 144A, 0.988%, 5/23/2017	9,884,490
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 1.058%, 11/20/2017	4,906,960
		TOTAL	96,307,693
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,476,074
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,508,705
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	2,000,048
		TOTAL	4,508,753
		Consumer Cyclical - Services—0.6%
9,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.156%, 11/28/2017	8,928,684
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,717,264
		TOTAL	15,645,948
		Consumer Non-Cyclical - Food/Beverage—2.0%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,374,829
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,708,025
12,000,000		Mondelez International, Inc., Floating Rate Note - Sr. Note, 1.136%, 2/1/2019	11,832,504
2,700,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.215%, 2/22/2019	2,716,170
2,000,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	2,020,252
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note - Sr. Note, Series 144A, 1.306%, 8/1/2018	9,458,409
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$11,235,000		Tyson Foods, Inc., 6.60%, 4/1/2016	$11,235,000
		TOTAL	52,345,189
		Consumer Non-Cyclical - Health Care—0.6%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.892%, 10/6/2017	10,391,773
7,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.084%, 6/15/2016	7,000,686
		TOTAL	17,392,459
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,014,728
16,670,000		Johnson & Johnson, Sr. Unsecd. Note, 0.905%, 3/1/2019	16,716,476
		TOTAL	18,731,204
		Consumer Non-Cyclical - Supermarkets—0.4%
7,500,000		Kroger Co., Sr. Unsecd. Note, 1.150%, 10/17/2016	7,504,837
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,537,105
		TOTAL	10,041,942
		Consumer Non-Cyclical - Tobacco—0.3%
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,082,584
3,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 8/21/2017	3,380,980
		TOTAL	7,463,564
		Energy - Independent—0.5%
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,502,581
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,733,758
		TOTAL	12,236,339
		Energy - Integrated—1.7%
6,000,000		BP Capital Markets PLC, Floating Rate Note - Sr. Note, 1.260%, 9/26/2018	5,903,610
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,003,639
10,000,000		Chevron Corp., Unsecd. Note, 1.148%, 11/15/2021	9,614,600
12,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.413%, 3/1/2019	12,050,388
8,750,000		Petroleos Mexicanos, Floating Rate Note - Sr. Note, 2.640%, 7/18/2018	8,582,437
7,000,000		Statoil ASA, Floating Rate Note - Sr. Note, 0.908%, 5/15/2018	6,913,536
		TOTAL	46,068,210
		Energy - Midstream—0.1%
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,315,972
		Energy - Oil Field Services—0.4%
4,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	4,732,107
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$5,000,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 1.90%, 12/21/2017	$4,989,380
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	1,989,690
		TOTAL	11,711,177
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,827,919
		Financial Institution - Banking—9.2%
7,500,000		American Express Co., Floating Rate Note - Sr. Note, 1.208%, 5/22/2018	7,452,735
2,600,000		American Express Credit Corp., 0.924%, 9/22/2017	2,585,313
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,067,948
16,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.276%, 2/1/2019	15,825,808
3,500,000		Bank of America Corp., Floating Rate Note - Sr. Note, 1.662%, 1/15/2019	3,484,162
3,600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.239%, 8/25/2017	3,586,744
10,000,000		Bank of Montreal, Floating Rate Note - Sr. Note, Series MTN, 1.217%, 4/9/2018	9,988,680
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.115%, 9/11/2019	7,776,792
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,587,531
3,750,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,748,005
4,150,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.50%, 9/5/2017	4,134,130
5,000,000		Citigroup, Inc., 1.108%, 8/14/2017	4,980,700
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	5,000,125
8,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.402%, 4/1/2016	8,000,000
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	7,012,348
10,000,000		Fifth Third Bancorp, Floating Rate Note - Sr. Note, Series BKNT, 1.128%, 11/18/2016	10,015,830
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	4,999,525
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.718%, 11/15/2018	15,004,245
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.779%, 4/23/2020	3,728,929
2,000,000		HSBC USA, Inc., Floating Rate Note, 0.925%, 6/23/2017	1,990,768
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,792,013
6,750,000		Huntington National Bank, Floating Rate Note - Sr. Note, 1.044%, 4/24/2017	6,728,683
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 1.251%, 1/28/2019	$7,818,655
2,450,000		MUFG Union Bank, N.A., Floating Rate Note - Sr. Note, 1.380%, 9/26/2016	2,454,694
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.919%, 7/25/2017	12,965,056
6,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, 1.469%, 1/24/2019	5,959,176
10,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, Series GMTN, 1.899%, 4/25/2018	10,066,950
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.761%, 1/27/2020	1,988,058
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note - Sr. Note, Series 144A, 1.078%, 5/13/2016	10,004,570
10,000,000		Royal Bank of Canada, Montreal, Sr. Unsecd. Note, Series GMTN, 0.882%, 10/13/2017	9,961,870
12,000,000		U.S. Bank, N.A., Series BKNT, 0.835%, 9/11/2017	11,969,304
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.101%, 10/28/2019	4,948,525
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	5,031,225
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.894%, 9/8/2017	9,954,370
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.358%, 7/30/2018	14,977,620
		TOTAL	245,591,087
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,576,384
		Financial Institution - Finance Companies—0.2%
5,037,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 0.964%, 4/15/2016	5,037,297
		Financial Institution - Insurance - Health—0.2%
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,469,405
		Financial Institution - Insurance - Life—2.4%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,434,550
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note - Sr. Secured Note, Series 144A, 0.997%, 4/10/2017	22,016,082
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note - Sr. Note, Series 144A, 0.969%, 5/23/2016	6,503,660
12,000,000	[1,2]	New York Life Global Funding, Series 144A, 0.914%, 12/15/2017	12,032,244
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	6,002,556
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,007,434
2,650,000	[1,2]	Principal Life Global Funding II, Floating Rate Note - Sr. Note, Series 144A, 1.006%, 5/27/2016	2,651,895
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$11,000,000		Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.398%, 8/15/2018	$10,977,274
		TOTAL	65,625,695
		Financial Institution - Insurance - P&C—0.3%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,006,582
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	3,013,446
		TOTAL	9,020,028
		Technology—2.5%
3,750,000		Apple, Inc., Floating Rate Note - Sr. Note, 0.869%, 5/3/2018	3,744,424
5,000,000		Apple, Inc., Floating Rate Note - Sr. Note, 0.920%, 5/6/2019	4,975,955
3,000,000		Apple, Inc., Sr. Unsecd. Note, 1.438%, 2/22/2019	3,027,885
11,000,000		Cisco Systems, Inc., Floating Rate Note - Sr. Note, 1.135%, 3/1/2019	11,001,232
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,365,327
10,000,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.353%, 10/5/2017	10,019,020
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	8,017,976
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,010,354
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,527,706
2,000,000		Microsoft Corporation, Sr. Unsecd. Note, 1.00%, 5/1/2018	2,006,450
8,000,000		Oracle Corp., Floating Rate Note - Sr. Note, 1.202%, 1/15/2019	8,037,456
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,910,470
		TOTAL	65,644,255
		Transportation - Railroads—0.3%
9,000,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 1.321%, 10/28/2016	8,927,154
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,099,368
		Utility - Electric—0.6%
6,000,000		Duke Energy Corp., Floating Rate Note - Sr. Note, 1.009%, 4/3/2017	5,960,664
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,161,608
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,766,253
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,080,521
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	$3,005,097
		TOTAL	14,974,143
		TOTAL CORPORATE BONDS (IDENTIFIED COST $852,675,177)	851,584,614
		MUNICIPAL BONDS—0.9%
		Municipal Services—0.6%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298%, 7/1/2016	6,461,030
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 1.134% Bonds, 11/1/2017	10,016,000
		TOTAL	16,477,030
		University—0.3%
7,500,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 0.934% TOBs 7/1/2017	7,497,675
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $23,950,000)	23,974,705
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
487,209		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $515,071)	574,206
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.0%
		Commercial Mortgage—2.3%
10,600,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 1.186%, 6/15/2033	10,398,183
2,618,708		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	2,607,092
176,219	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	176,697
28,070	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	28,082
19,382,116	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.091%, 11/15/2045	19,383,247
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.232%, 4/10/2046	14,975,716
633,849		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	634,245
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.641%, 6/15/2045	4,959,423
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.491%, 7/15/2046	7,973,514
		TOTAL	61,136,199
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—1.1%
$25,934	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.786%, 2/15/2018	$25,967
3,277,861	Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.836%, 6/15/2034	3,277,442
899,035	Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.736%, 4/15/2035	899,280
2,026,902	Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.956%, 12/15/2035	2,036,916
655,744	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.896%, 2/15/2034	657,333
2,534,711	Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.846%, 5/15/2036	2,536,197
1,004,187	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.816%, 5/15/2036	1,004,532
613,626	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.921%, 8/15/2035	615,220
151,344	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.836%, 7/15/2036	151,361
1,182,624	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.736%, 9/15/2036	1,178,709
1,080,602	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.836%, 7/15/2036	1,079,013
361,284	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.836%, 7/15/2036	361,973
664,143	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.886%, 7/15/2037	663,965
3,525,302	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 1.036%, 11/15/2037	3,544,863
2,767,667	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.856%, 11/15/2037	2,769,472
418,664	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.186%, 7/15/2036	423,079
1,023,857	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.346%, 7/15/2037	1,036,941
1,286,896	Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	1,300,194
6,026,651	Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.805%, 4/25/2020	6,023,196
	TOTAL	29,585,653
	Federal National Mortgage Association—0.6%
350,260	Federal National Mortgage Association REMIC 2002-77 FA, 1.440%, 12/18/2032	356,510
988,774	Federal National Mortgage Association REMIC 2006-119 CF, 0.733%, 12/25/2036	984,587
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$861,171		Federal National Mortgage Association REMIC 2006-44 FK, 0.863%, 6/25/2036	$862,099
3,769,598		Federal National Mortgage Association REMIC 2006-61 FQ, 0.833%, 7/25/2036	3,767,561
844,878		Federal National Mortgage Association REMIC 2006-79 DF, 0.783%, 8/25/2036	843,704
2,135,984		Federal National Mortgage Association REMIC 2006-81 FB, 0.783%, 9/25/2036	2,131,753
1,815,878		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.653%, 2/25/2046	1,790,987
1,350,121		Federal National Mortgage Association REMIC 2007-88 FY, 0.893%, 9/25/2037	1,350,526
715,193		Federal National Mortgage Association REMIC 2007-97 FE, 0.883%, 7/25/2037	715,914
428,208		Federal National Mortgage Association REMIC 2008-69 FB, 1.433%, 6/25/2037	437,405
352,636		Federal National Mortgage Association REMIC 2009-42 FG, 1.233%, 5/25/2039	355,735
41,586		Federal National Mortgage Association REMIC 2009-63 FB, 0.933%, 8/25/2039	41,586
986,677		Federal National Mortgage Association REMIC 2009-69 F, 1.283%, 4/25/2037	1,001,714
		TOTAL	14,640,081
		Government Agency—0.2%
4,726,718	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	4,645,772
1,405,718		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.888%, 1/8/2020	1,405,718
		TOTAL	6,051,490
		Government National Mortgage Association—1.2%
14,807,580		Government National Mortgage Association REMIC 2012-H31 FA, 0.775%, 11/20/2062	14,627,339
8,844,724		Government National Mortgage Association REMIC 2013-H16 FA, 0.965%, 7/20/2063	8,761,704
9,810,581		Government National Mortgage Association REMIC 2013-H17 FA, 0.975%, 7/20/2063	9,722,204
		TOTAL	33,111,247
		Non-Agency Mortgage—2.6%
34,587		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.747%, 2/25/2033	33,022
219,765	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 4.172%, 2/3/2029	190,813
15,142		Chaseflex Trust 2006-1, Class A2A, 4.709%, 6/25/2036	15,075
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$230,321		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.978%, 11/20/2035	$76,285
672,455	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	671,189
4,106,039	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,943,321
1,971,042	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	1,889,034
7,375,000	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.374%, 2/15/2058	7,377,662
322,625		Impac CMB Trust 2004-7, Class 1A2, 1.353%, 11/25/2034	296,339
520,798		Impac CMB Trust 2004-9, Class 1A2, 1.313%, 1/25/2035	414,812
12,702,738	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 1.118%, 12/22/2054	12,694,278
916,919		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.136%, 11/15/2031	853,240
559,615		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	569,974
1,774,763		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,676,618
4,191,493		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,955,157
8,169,736		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	7,897,083
7,596,612		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	7,403,524
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.174%, 1/21/2070	17,608,792
933,148		Washington Mutual 2006-AR1, Class 2A1B, 1.421%, 1/25/2046	815,056
1,401,392		Washington Mutual 2006-AR15, Class 1A, 1.191%, 11/25/2046	1,067,930
709,183		Washington Mutual 2006-AR17, Class 1A, 1.142%, 12/25/2046	540,268
175,026		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.801%, 7/25/2034	177,468
		TOTAL	70,166,940
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $217,365,821)	214,691,610
		COMMERCIAL PAPER—4.8%
		Basic Industry - Chemicals—0.4%
10,000,000		PPG Industries, Inc. CP	9,999,222
		Consumer Cyclical - Automotive—0.6%
15,000,000	[1,2]	Ford Motor Credit Co. CP4-2	14,976,042
		Consumer Non-Cyclical - Food/Beverage—1.0%
15,000,000	[1,2]	Anheuser-Busch INBEV WWD CP4-2	14,996,666
12,750,000	[1,2]	Coca-Cola Company CP4-2	12,640,754
		TOTAL	27,637,420
		Financial Institution - Banking—1.7%
15,000,000	[1,2]	Bank of Nova Scotia, Toronto CP4-2	14,962,075
15,000,000		Bayerische Landesbank CP	14,951,667
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued
		Financial Institution - Banking—continued
$15,000,000	[1,2]	National Australia Bank Ltd., Melbourne CP4-2	$14,863,750
		TOTAL	44,777,492
		Financial Institution - Broker/Asset Mgr/Exchange—0.5%
15,000,000	[1,2]	Toronto Dominion Holdings (USA), Inc. CP4-2	14,853,767
		Utility - Electric—0.6%
15,000,000	[1,2]	Exelon Generation Co. LLC CP4-2	14,998,812
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $127,242,755)	127,242,755
		INVESTMENT COMPANIES—5.4%[4]
4,600,894		Federated Bank Loan Core Fund	44,904,721
49,776,460		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[5]	49,776,460
805,496		Federated Mortgage Core Portfolio	8,038,850
723,376		Federated Project and Trade Finance Core Fund	6,741,861
6,066,665		High Yield Bond Portfolio	35,975,325
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $151,882,291)	145,437,217
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $2,696,668,265)[6]	2,683,074,363
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[7]	(10,590,026)
		TOTAL NET ASSETS—100%	$2,672,484,337
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $1,099,281,538, which represented 41.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2016, these liquid restricted securities amounted to $1,084,363,796, which represented 40.6% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,363,686	$—	$4,363,686
Asset-Backed Securities	—	1,300,478,641	14,726,929	1,315,205,570
Corporate Bonds	—	851,584,614	—	851,584,614
Municipal Bonds	—	23,974,705	—	23,974,705
Mortgage-Backed Security	—	574,206	—	574,206
Collateralized Mortgage Obligations	—	214,691,610	—	214,691,610
Commercial Paper	—	127,242,755	—	127,242,755
Investment Companies[1]	49,776,460	—	—	145,437,217
TOTAL SECURITIES	$49,776,460	$2,522,910,217	$14,726,929	$2,683,074,363
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $95,660,757 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.09	$9.17	$9.15	$9.23	$9.15	$9.22
Income From Investment Operations:
Net investment income	0.03	0.05	0.07	0.09	0.12	0.14[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	(0.08)	0.01	(0.08)	0.07	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.01	(0.03)	0.08	0.01	0.19	0.06
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.06)	(0.09)	(0.11)	(0.13)
Net Asset Value, End of Period	$9.07	$9.09	$9.17	$9.15	$9.23	$9.15
Total Return[2]	0.11%	(0.32)%	0.85%	0.10%	2.26%	0.67%
Ratios to Average Net Assets:
Net expenses	0.91%[3]	0.91%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.63%[3]	0.50%	0.56%	0.90%	1.34%	1.48%
Expense waiver/reimbursement[4]	0.19%[3]	0.19%	0.20%	0.34%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$314,487	$312,778	$385,690	$568,466	$456,913	$377,029
Portfolio turnover	17%	21%	25%	26%	31%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.09	$9.16	$9.14	$9.23	$9.15	$9.22
Income From Investment Operations:
Net investment income	0.05	0.10	0.11	0.14	0.17	0.19[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	(0.07)	0.02	(0.09)	0.08	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.03	0.13	0.05	0.25	0.11
Less Distributions:
Distributions from net investment income	(0.05)	(0.10)	(0.11)	(0.14)	(0.17)	(0.18)
Net Asset Value, End of Period	$9.07	$9.09	$9.16	$9.14	$9.23	$9.15
Total Return[2]	0.39%	0.33%	1.41%	0.54%	2.82%	1.23%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.19%[3]	1.05%	1.10%	1.43%	1.90%	2.04%
Expense waiver/reimbursement[4]	0.19%[3]	0.19%	0.20%	0.33%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,294,544	$2,354,930	$2,497,825	$1,796,713	$1,050,985	$818,994
Portfolio turnover	17%	21%	25%	26%	31%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.09	$9.17	$9.15	$9.23	$9.15	$9.22
Income From Investment Operations:
Net investment income	0.02	0.05	0.07	0.11	0.13	0.14[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	(0.07)	0.02	(0.09)	0.07	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.01	(0.02)	0.09	0.02	0.20	0.07
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.07)	(0.10)	(0.12)	(0.14)
Net Asset Value, End of Period	$9.07	$9.09	$9.17	$9.15	$9.23	$9.15
Total Return[2]	0.16%	(0.23)%	0.95%	0.20%	2.36%	0.77%
Ratios to Average Net Assets:
Net expenses	0.81%[3]	0.81%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.72%[3]	0.60%	0.65%	0.98%	1.51%	1.55%
Expense waiver/reimbursement[4]	0.23%[3]	0.23%	0.24%	0.36%	0.43%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,454	$146,733	$175,803	$203,390	$93,680	$120,661
Portfolio turnover	17%	21%	25%	26%	31%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $145,437,217 of investment in affiliated holdings (Note 5) (identified cost $2,696,668,265)		$2,683,074,363
Cash		283,877
Cash denominated in foreign currencies (identified cost $14,774)		11,675
Income receivable		4,747,288
Receivable for shares sold		5,122,828
TOTAL ASSETS		2,693,240,031
Liabilities:
Payable for shares redeemed	$20,105,888
Income distribution payable	322,686
Payable to adviser (Note 5)	15,384
Payable for distribution services fee (Note 5)	96,529
Payable for other service fees (Notes 2 and 5)	90,246
Accrued expenses (Note 5)	124,961
TOTAL LIABILITIES		20,755,694
Net assets for 294,700,928 shares outstanding		$2,672,484,337
Net Assets Consist of:
Paid-in capital		$2,710,831,903
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(13,597,001)
Accumulated net realized loss on investments and futures contracts		(24,726,308)
Distributions in excess of net investment income		(24,257)
TOTAL NET ASSETS		$2,672,484,337
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($314,487,048 ÷ 34,666,081 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.07
Offering price per share (100/98.00 of $9.07)	$9.26
Redemption proceeds per share	$9.07
Institutional Shares:
Net asset value per share ($2,294,543,774 ÷ 253,039,713 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.07
Offering price per share	$9.07
Redemption proceeds per share	$9.07
Service Shares:
Net asset value per share ($63,453,515 ÷ 6,995,134 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.07
Offering price per share	$9.07
Redemption proceeds per share	$9.07
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2016 (unaudited)
Investment Income:
Interest			$18,023,391
Dividends received from affiliated holdings (Note 5)			3,436,418
TOTAL INCOME			21,459,809
Expenses:
Investment adviser fee (Note 5)		$5,573,364
Administrative fee (Note 5)		1,089,832
Custodian fees		47,153
Transfer agent fee		648,704
Directors'/Trustees' fees (Note 5)		11,531
Auditing fees		15,335
Legal fees		3,602
Portfolio accounting fees		106,748
Distribution services fee (Note 5)		631,869
Other service fees (Notes 2 and 5)		549,418
Share registration costs		46,951
Printing and postage		23,039
Taxes		105,763
Miscellaneous (Note 5)		9,524
TOTAL EXPENSES		8,862,833
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,597,011)
Waiver of other operating expenses	(29,660)
TOTAL WAIVERS AND REIMBURSEMENT		(2,626,671)
Net expenses			6,236,162
Net investment income			15,223,647
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $739,576 on sales of investments in affiliated holdings (Note 5))			667,133
Net realized gain on futures contracts			558,673
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(7,736,814)
Net change in unrealized depreciation of futures contracts			860,232
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(5,650,776)
Change in net assets resulting from operations			$9,572,871
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2016	Year Ended 9/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,223,647	$28,917,473
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	1,225,806	(10,012,805)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(6,876,582)	(12,854,700)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,572,871	6,049,968
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,025,784)	(2,019,738)
Institutional Shares	(14,194,075)	(27,547,268)
Service Shares	(510,272)	(1,065,627)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,730,131)	(30,632,633)
Share Transactions:
Proceeds from sale of shares	1,173,357,557	2,301,353,081
Net asset value of shares issued to shareholders in payment of distributions declared	13,569,485	25,558,028
Cost of shares redeemed	(1,322,726,217)	(2,547,205,304)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(135,799,175)	(220,294,195)
Change in net assets	(141,956,435)	(244,876,860)
Net Assets:
Beginning of period	2,814,440,772	3,059,317,632
End of period (including undistributed (distributions in excess of) net investment income of $(24,257) and $482,227, respectively)	$2,672,484,337	$2,814,440,772
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2016 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
Semi-Annual Shareholder Report

at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursement of $2,626,671 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$386,770
Service Shares	162,648
TOTAL	$549,418
For the six months ended March 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At March 31, 2016, the Fund had no outstanding futures contracts.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,320,871 and $222,031,362, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.522%, 10/15/2021	5/22/2014	$15,000,000	$14,700,000
C-BASS ABS LLC Series 1999-3, Class B1, 4.172%, 2/3/2029	7/9/1999	$179,899	$190,813
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$26,929
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$558,673

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$860,232
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,917,983	$144,247,154	32,449,870	$296,596,661
Shares issued to shareholders in payment of distributions declared	109,803	995,553	211,720	1,934,587
Shares redeemed	(15,763,314)	(142,927,217)	(40,326,474)	(368,530,127)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	264,472	$2,315,490	(7,664,884)	$(69,998,879)

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	111,482,811	$1,010,796,280	215,708,267	$1,969,905,296
Shares issued to shareholders in payment of distributions declared	1,333,302	12,089,639	2,477,461	22,621,252
Shares redeemed	(118,898,102)	(1,078,225,720)	(231,637,781)	(2,115,097,943)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,081,989)	$(55,339,801)	(13,452,053)	$(122,571,395)

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,018,187	$18,314,123	3,814,344	$34,851,124
Shares issued to shareholders in payment of distributions declared	53,415	484,293	109,722	1,002,189
Shares redeemed	(11,218,392)	(101,573,280)	(6,962,117)	(63,577,234)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(9,146,790)	$(82,774,864)	(3,038,051)	$(27,723,921)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,964,307)	$(135,799,175)	(24,154,988)	$(220,294,195)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At March 31, 2016, the cost of investments for federal tax purposes was $2,696,668,265. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $13,593,902. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,000,027 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,593,929.
At September 30, 2015, the Fund had a capital loss carryforward of $26,252,645 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$8,111,208	$11,365,402	$19,476,610
2016	$2,623,709	NA	$2,623,709
2017	$3,321,296	NA	$3,321,296
2018	$831,030	NA	$831,030
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the Adviser voluntarily waived $2,514,720 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$465,384	$—
Service Shares	166,485	(29,660)
TOTAL	$631,869	$(29,660)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2016, FSC retained $450,092 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the six months ended March 31, 2016, FSSC received $1,440 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2016, the Adviser reimbursed $82,291. Transactions involving the affiliated holdings during the six months ended March 31, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2015	5,761,930	793,932	277,916,487	708,600	9,810,020	294,990,969
Purchases/Additions	132,176	11,564	869,089,189	14,776	288,078	869,535,783
Sales/Reductions	(1,293,212)	—	(1,097,229,216)	—	(4,031,433)	(1,102,553,861)
Balance of Shares Held 3/31/2016	4,600,894	805,496	49,776,460	723,376	6,066,665	61,972,891
Value	$44,904,721	$8,038,850	$49,776,460	$6,741,861	$35,975,325	$145,437,217
Dividend Income	$1,287,812	$114,824	$194,562	$138,056	$1,701,164	$3,436,418
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2016, were as follows:
Purchases	$424,310,350
Sales	$393,477,598
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.10	$4.55
Institutional Shares	$1,000	$1,003.90	$1.80
Service Shares	$1,000	$1,001.60	$4.05
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.45	$4.60
Institutional Shares	$1,000	$1,023.20	$1.82
Service Shares	$1,000	$1,020.95	$4.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Institutional Shares	0.36%
Service Shares	0.81%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
28411 (5/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2016